Property and Equipment (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 7,560,109	$ 8,633,142
Less accumulated depreciation and amortization		(6,649,128)	(6,867,958)
Property and equipment, net	$ 653,000	910,981	1,765,184
Laboratory and office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		5,026,560	6,092,206
Furniture
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		311,218	311,218
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,515,298	1,522,685
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		285,048	285,048
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 421,985	$ 421,985